SHARE BASED COMPENSATION (Details) - $ / shares										12 Months Ended
	Aug. 25, 2021	Apr. 30, 2021	Jan. 25, 2021	Jan. 03, 2021	Nov. 24, 2020	Jul. 09, 2020	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2022	Dec. 31, 2019
2011 Plan | Options
Number of RSUs
Granted							32,028,700
Weighted average grant date fair value
Granted							$ 0.20
2011 Plan | Restricted Stock Units (RSUs)
Number of RSUs
Outstanding at beginning of year										112,501
Granted							10,430,000			0
Vested and transfer to grantee (shares)										(37,500)	0
Forfeited and expected Forfeit										(75,001)
Outstanding at ending of year										0
Weighted average grant date fair value
Outstanding at beginning of year										$ 2.43
Granted							$ 0
Vested and transfer to grantee (per shares)										2.43
Forfeited and expected Forfeit										$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award							The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS.
Vested and transfer to grantee (shares)										37,500	0
Forfeited and expected Forfeit										(75,001)
Vested and transfer to grantee (per shares)										$ 2.43
Forfeited and expected Forfeit										$ 2.43
2011 Plan | Board of Directors | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Recognition period						4 years
Number of RSUs
Granted						550,001			28,841,700
Vested and transfer to grantee (shares)								(28,639,900)
Weighted average grant date fair value
Granted									$ 0
Vests with exercise price						$ 0
Vesting period (in years)						4 years
Cliff period						1 year
Vested and transfer to grantee (shares)								28,639,900
2011 Plan | Management | Restricted Stock Units (RSUs)
Number of RSUs
Granted			224,000	123,000
Weighted average grant date fair value
Vests with exercise price			$ 0	$ 0
2011 Plan | Vest immediately
SHARE-BASED COMPENSATION
Vesting percentage							40.00%
2011 Plan | Six months time-based vesting schedule
SHARE-BASED COMPENSATION
Vesting percentage							30.00%
2011 Plan | Six months time-based vesting schedule | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Vesting percentage										50.00%
2011 Plan | Twelve months time-based vesting schedule
SHARE-BASED COMPENSATION
Vesting percentage							30.00%
2020 Plan
Number of RSUs
Granted										0
2020 Plan | Board of Directors | Restricted Stock Units (RSUs)
Number of RSUs
Granted					205,600
Weighted average grant date fair value
Vesting period (in years)					4 years
Cliff period					1 year
2020 Plan | Management | Restricted Stock Units (RSUs)
Number of RSUs
Granted		20,000	100,000	140,000
Weighted average grant date fair value
Vests with exercise price		$ 0	$ 0	$ 0
2021 Plan
Number of RSUs
Granted										0
2021 Plan | Restricted Stock Units (RSUs)
Weighted average grant date fair value
Granted	$ 0
2021 Plan | Management | Restricted Stock Units (RSUs)
Number of RSUs
Granted	1,099,443